Trade receivables, prepayments and other receivables - Summary of Movement in the loss allowance account (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2024
Bottom of range [member]
Disclosure of Aging Analysis of Trade Receivables [Line Items]
Trade receivables due Term.	30 years
Top of range [member]
Disclosure of Aging Analysis of Trade Receivables [Line Items]
Trade receivables due Term.	90 years